Share Based Compensation	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 9 – SHARE BASED COMPENSATION:

In December 2019, the Company established a share option plan (the “Plan”), which was subsequently amended on September 14, 2021 and March 4, 2025. As of June 30, 2025, a total of 767,989 options to purchase Ordinary Shares have been granted to employees, consultants and directors under the Plan, of which 610,134 options are fully vested as of June 30, 2025, and a total of 9,398,542 RSUs have been granted to employees, consultants and directors under the Plan, of which 4,800,640 RSUs are fully vested as of June 30, 2025, some of which were exercised during the period since the Company’s inception.

On January 22, 2024, the Company’s board of directors approved a grant of 320,000 RSUs to employees and a grant of options to purchase 80,000 shares to consultants. The RSUs represents the right to receive Ordinary Shares at a future time, 245,000 of which vest over a period of three years, with a one-year cliff period and 70,000 vesting immediately on the grant date. 10,000 options were vested immediately on the grant date, 25,000 options vest over a period of three years and 45,000 options vest over a period of one year and nine months. The RSUs designated to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On February 5, 2024, the Company’s board of directors approved a grant of 2,277,000 RSUs to officers, a grant of options to purchase 30,000 Ordinary Shares and 90,000 RSUs to directors. The RSUs and options represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On February 22, 2025, the Company’s board of directors approved a grant of 644,000 RSUs to employees and a grant of options to purchase 55,000 Ordinary Shares to consultants. The RSUs represent the right to receive Ordinary Shares at a future time. All the RSUs in this grant, vest over a period of three years, with a one-year cliff period. The RSUs designated to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise. An amount of 30,000 of the options vest over a period of one year and 25,000 options vest over a period of three years with a one-year cliff period.

On February 22, 2025, the Company’s board of directors approved a grant of 2,150,000 RSUs to officers, and 210,000 RSUs to directors. The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The fair market value of all granted options was estimated by using the Black-Scholes model, aimed at modelling the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others:

The valuation was completed by the company based on the following assumptions:

(i)	Risk-free interest rate 4.19%

(ii)	The expected volatility is 128.78%;

(iii)	The dividend rate 0%; and

(iv)	Expected term – 0-3 years.

During the six months ended June 30, 2025, the Company recorded share-based payment expenses in the amount of $1,838.

The options to service providers and advisers outstanding as of June 30, 2025, as follows:

	Six months ended June 30, 2025
	Number of options	Weighted Average Exercise Price (in NIS)

Outstanding at beginning of year	185,111	3.36
Granted	-
Exercised	55,000	3.40
Forfeited
Outstanding as of June 30, 2025	240,111	3.37
Exercisable options	182,812	3.34
Share-based payment expenses	26

The number of the outstanding vested RSUs to services providers and advisors as of June 30, 2025, were 32,500.

The options to employees and directors outstanding as of June 30, 2025, as follows:

	Six months ended June 30, 2025
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	368,641	0.37
Granted	-
Exercised	81,633	0.37
Forfeited	30,000	3.56
Outstanding as of June 30, 2025	257,008	0.48
Exercisable options as of June 30, 2025	257,008	0.48
Share-based payment expenses	(15)

The RSUs to employees and directors outstanding as of June 30, 2025, as follows:

Number of RSUs

Outstanding at beginning of year	2,518,796
Granted	3,004,000
Forfeited	37,835
Vested(1)	1,083,443
Outstanding as of June 30, 2025	4,401,518
Vested as of June 30, 2025	4,768,140
Share-based payment expenses(1)	1,827

(1)

The share amount does not include the vesting event due to take place at the end of November 2025 of 1,313,333 shares, related to the acceleration of future vesting pursuant to the termination of employment by the Company, and not for cause.

(2)	The expenses amount includes share-based compensation expenses related to acceleration of future vesting per termination of employment by the company and not for cause, as provided under the equity grant agreements and approved by the Company’s shareholder and board of directors. The acceleration is due to take place at the end of November 2025.